SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Schedule of stock options activities

The following is a summary of stock options activities during the years ended December 31, 2025:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	options	price	term (years)	$
Outstanding as of December 31, 2024	12,082,166	$1.45	9.1	$—
Granted(1)	19,207,847	1.47	—	—
Exercised	(347,843)	0.57	—	—
Forfeited	(1,643,477)	1.29	—	—
Expired	(941,339)	5.86	—	—
Outstanding as of December 31, 2025	28,357,355	$1.34	9.3	$15,395
Options vested and exercisable as of December 31, 2025	4,864,787	$1.42	8.4	$5,101

(1)
Included in the granted options were 15,989,193 options subject to both service-based and market-based vesting conditions tied to the Company’s share price at one or more specified thresholds (the “Market and Service-based Options”). As of December 31, 2025, 15,989,193 Market and Service-based Options remained outstanding.

Schedule of share-based compensation expenses

The total share-based compensation expense related to employees and non-employee directors are reported in the following financial statement line items in the consolidated statements of comprehensive loss:

	Year Ended December 31,
	2025	2024	2023
Research and development expenses	$307	$1,576	$2,884
Administrative expenses	5,667	(3,525)	7,355
Equity in loss of affiliate	—	(674)	682
Total	$5,974	$(2,623)	$10,921

Restricted share units
SHARE-BASED COMPENSATION
Schedule of non-vested RSU activities

The following is a summary of RSU activities during the years ended December 31, 2025:

		Weighted average
	Number of	grant date
	RSUs	fair value
Unvested as of December 31, 2024(1)	5,377,416	$0.75
Granted	1,347,209	1.74
Vested	(910,939)	1.39
Forfeited	(554,621)	1.33
Unvested as of December 31, 2025(1)	5,259,065	$0.83

(1)
Included in the unvested awards as of December 31, 2025 and 2024 were 2,863,500 units that will be eligible to vest upon the satisfaction of specified market-based conditions tied to the price of the Company’s publicly traded shares at three distinct price threshold levels (the “Market-based Units”). As of December 31, 2025, 2,863,500 Market-based Units remained outstanding.

Market-based Units
SHARE-BASED COMPENSATION
Schedule of valuation assumptions used

The assumptions used in the valuation model were as follows:

Year ended December 31, 2024
Fair value of common stock	$0.47
Weighted average expected term (years)	4.2
Weighted average expected volatility	85.0%
Risk-free interest rate	4.4%
Dividend yield	—

Service-based Options
SHARE-BASED COMPENSATION
Schedule of valuation assumptions used

The assumptions used in the valuation models were as follows:

	Years ended December 31,
	2025	2024
Fair value of ordinary shares	$2.41	$0.71
Weighted average expected term (years)	6.5	5.9
Weighted average expected volatility	91.7%	87.2%
Risk-free interest rate	3.8%	4.4%
Dividend yield	—	—

Year ended December 31, 2023
Weighted average expected volatility	59.2%
Risk-free interest rate	3.9%
Exercise multiple	2.8
Time to maturity	10
Dividend yield	—

Market and Service-based Options
SHARE-BASED COMPENSATION
Schedule of valuation assumptions used

The assumptions used in the valuation model were as follows:

Year ended December 31, 2025
Fair value of ordinary shares	$1.97
Weighted average expected term (years)	2.8
Weighted average expected volatility	82.5%
Risk-free interest rate	3.8%
Dividend Yield	—